BUSINESS COMBINATION - USD ($)		2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 02, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
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BUSINESS COMBINATION

Note 3 — Business Combination

On February 2, 2026, DT Cloud Star Acquisition Corporation (the “Parent” or “DT Cloud Star”) entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among DT Cloud Star, DTSQ PURCHASER INC., a Delaware corporation and wholly owned subsidiary of DT Cloud Star (“Purchaser” or “PubCo”), DTSQ Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of DT Cloud Star, and PrimeGen US, Inc., a Delaware corporation (“Target Company”).

Pursuant to the Business Combination Agreement, the Business Combination will be effected in two steps: (i) DT Cloud Star will reincorporate in the State of Delaware by merging with and into Purchaser, with Purchaser remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Target Company, resulting in Target Company being a wholly owned subsidiary of Purchaser (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

Pursuant to the BCA, at the effective time of the Acquisition Merger (the “Acquisition Merger Effective Time”), the Purchaser shall issue and deliver to the stockholders of the Target Company an aggregate number of Purchaser Class A Common Stock with an aggregate value equal to (a) One Billion Four Hundred Eighty Nine Million Eight Hundred Thousand U.S. Dollars ($1,489,800,000) less (b)(i) the aggregate number of shares of Class A common stock of the Target Company (the “Target Company Class A Common Stock”), on an as-exercised basis, under the outstanding warrants of Target Company (the “Target Company Warrant”) multiplied by (ii) the redemption price less the applicable exercise price of such Target Company Warrant and less (c) (i) the aggregate number of shares of Target Company Class A Common Stock, on an as-exercised basis, under the options of the Target Company (the “Target Company Stock Option”) multiplied by (ii) the redemption price less the applicable exercise price of such Target Company Stock Option (the “Purchase Price”).

Each share of common stock of the Purchaser (the “Purchaser Common Stock”) shall be valued at the redemption price, with each Target Company stockholder receiving its pro rata share of the resulting “Merger Consideration”. The holders of Target Company Class A Common Stock shall receive Merger Consideration in the form of Purchaser Class A Common Stock ; and holders of Class B common stock of the Target Company (the “Target Company Class B Common Stock”) shall receive Merger Consideration in the form of Class B common stock of the Purchaser (the “Purchaser Class B Common Stock”).

Note 3 — Business Combination

On February 2, 2026, DT Cloud Star Acquisition Corporation (the “Parent” or “DT Cloud Star”) entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among DT Cloud Star, DTSQ PURCHASER INC., a Delaware corporation and wholly owned subsidiary of DT Cloud Star (“Purchaser” or “PubCo”), DTSQ Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of DT Cloud Star, and PrimeGen US, Inc., a Delaware corporation (“Target Company”).

Pursuant to the Business Combination Agreement, the Business Combination will be effected in two steps: (i) DT Cloud Star will reincorporate in the State of Delaware by merging with and into Purchaser, with Purchaser remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Target Company, resulting in Target Company being a wholly owned subsidiary of Purchaser (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

Pursuant to the BCA, at the effective time of the Acquisition Merger (the “Acquisition Merger Effective Time”), the Purchaser shall issue and deliver to the stockholders of the Target Company an aggregate number of Purchaser Class A Common Stock with an aggregate value equal to (a) One Billion Four Hundred Eighty Nine Million Eight Hundred Thousand U.S. Dollars ($1,489,800,000) less (b)(i) the aggregate number of shares of Class A common stock of the Target Company (the “Target Company Class A Common Stock”), on an as-exercised basis, under the outstanding warrants of Target Company (the “Target Company Warrant”) multiplied by (ii) the redemption price less the applicable exercise price of such Target Company Warrant and less (c) (i) the aggregate number of shares of Target Company Class A Common Stock, on an as-exercised basis, under the options of the Target Company (the “Target Company Stock Option”) multiplied by (ii) the redemption price less the applicable exercise price of such Target Company Stock Option (the “Purchase Price”).

Each share of common stock of the Purchaser (the “Purchaser Common Stock”) shall be valued at the redemption price, with each Target Company stockholder receiving its pro rata share of the resulting “Merger Consideration”. The holders of Target Company Class A Common Stock shall receive Merger Consideration in the form of Purchaser Class A Common Stock ; and holders of Class B common stock of the Target Company (the “Target Company Class B Common Stock”) shall receive Merger Consideration in the form of Class B common stock of the Purchaser (the “Purchaser Class B Common Stock”).

DT Cloud Star Acquisition Corp [Member]
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Common stock aggregate value	$ 1,489,800,000
PRIMEGEN US, INC. [Member]
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BUSINESS COMBINATION

3. BUSINESS COMBINATION

The Company negotiated and entered into a Business Combination Agreement with DT Cloud Star Acquisition Corporation and subsidiaries (“DTCS”) on February 2, 2026 wherein shareholders of the Company will receive 0.8598 shares of DTCS, representing approximately 96% ownership of DTCS on a diluted basis.

The Business Combination is expected to be accounted for as a reverse recapitalization. PGUS will be deemed the accounting predecessor and the combined entity will be the successor SEC registrant, meaning that PGUS’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC upon closing of the business combination. Under this method of accounting, DTCS will be treated as the acquired company for financial statement reporting purposes.

4. BUSINESS COMBINATION

The Company negotiated and entered into a Business Combination Agreement with DT Cloud Star Acquisition Corporation (“DTCS”) on February 2, 2026 wherein shareholders of the Company will receive 0.8598 shares of DTCS, representing approximately 96% ownership of DTCS on a diluted basis.

The Business Combination is expected to be accounted for as a reverse recapitalization. PGUS will be deemed the accounting predecessor and the combined entity will be the successor SEC registrant, meaning that PGUS’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC after completion of the merger. Under this method of accounting, DTCS will be treated as the acquired company for financial statement reporting purposes.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS